Note 5 - Investments	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of investments other than investments accounted for using equity method [text block]
5.	INVESTMENTS

The Company holds investments as follows:

	December 31, 2018	December 31, 2017

Equity securities (strategically acquired)	$1,742	$2,435
Warrants	39	661
	$1,781	$3,096

During the year ended
December 31, 2018,
the Company recorded an unrealized loss of
$1,895,
net of
nil
tax, in other comprehensive income (loss) (
December 31, 2017:
$332
unrealized gain) on investments in equity securities designated as FVTOCI instruments. The following table summarizes the movements of equity securities:

	December 31, 2018	December 31, 2017
Equity securities, beginning of year	$2,435	$550
Additions ( see Note 7 )	1,202	1,553
Unrealized (loss) gain for the year	(1,895)	332
Equity securities, end of year	$1,742	$2,435

During the year ended
December 31, 2018,
the Company recorded an unrealized loss of
$622,
in the statement of income (loss), on warrants held and designated as FVTPL (
December 31, 2017:
$342
unrealized gain). The following table summarizes the movements in warrants:

	December 31, 2018	December 31, 2017
Warrants, beginning of year	$661	$168
Additions	–	151
Change in fair value of warrants	(622)	342
Warrants, end of year	$39	$661